Galliard Stable Return Fund C - Additional Information (Details) - EBP 009 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Employee Benefit Plan, Galliard Stable Return Fund C [Line Items]
Unfunded commitments	$ 0	$ 0
Maximum notice period for full redemption of fund	12 months